DoubleLine Selective Credit Fund
Schedule of Investments
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 0.0%
(a)
JP Morgan Chase Commercial Mortgage Securities
350,000 Series 2018-WPT-EFL (1 mo. Term SOFR + 2.84%, 2.60% Floor)
(b)
................. 6.45% 7/5/2033 135,100
Total Non-Agency Commercial Mortgage Backed Obligations
(Cost $349,125) 135,100
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 98.6%
ACRA Trust
2,940,000 Series 2026-NQM1-A2
(b)(c)
.............................................. 5.77% 6/25/2066 2,946,918
1,950,000 Series 2026-NQM1-A3
(b)(c)
.............................................. 5.93% 6/25/2066 1,954,520
Adjustable Rate Mortgage Trust
1,953,277 Series 2005-10-5A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.00% Cap) ........... 4.28% 1/25/2036 1,892,834
Ameriquest Mortgage Securities, Inc.
9,500,000 Series 2005-R4-M6 (1 mo. Term SOFR + 1.12%, 1.01% Floor) ..................... 4.77% 7/25/2035 8,613,957
AMSR Trust
3,222,000 Series 2024-SFR1-B
(b)(c)
................................................ 4.29% 7/17/2041 3,131,285
2,500,000 Series 2025-SFR1-B
(b)
................................................. 3.66% 6/17/2042 2,358,183
10,000,000 Series 2025-SFR2-C
(b)
................................................. 4.28% 11/17/2042 9,537,216
10,000,000 Series 2025-SFR2-D
(b)
................................................. 4.28% 11/17/2042 9,468,735
Angel Oak Mortgage Trust LLC
4,500,000 Series 2021-5-M1
(b)(d)
.................................................. 2.39% 7/25/2066 3,479,359
2,667,818 Series 2025-12-A3
(b)(c)
................................................. 5.34% 12/25/2070 2,644,164
1,900,000 Series 2025-12-M1
(b)(c)
................................................. 5.77% 12/25/2070 1,891,189
764,906 Series 2025-7-A3
(b)(c)
.................................................. 5.92% 6/25/2070 766,010
1,500,000 Series 2025-7-M1
(b)(d)
.................................................. 6.35% 6/25/2070 1,505,191
Arroyo Mortgage Trust
7,539,000 Series 2019-3-M1
(b)(d)
.................................................. 4.20% 10/25/2048 7,166,089
Asset Backed Securities Corp. Home Equity
3,381,683 Series 2003-HE1-M3 (1 mo. Term SOFR + 5.36%, 5.25% Floor) .................... 8.99% 1/15/2033 3,157,299
Banc of America Alternative Loan Trust
3,180,727 Series 2007-1-3A24 .................................................. 6.00% 4/25/2037 2,755,586
Banc of America Funding Corp.
695,319 Series 2006-2-2A11 .................................................. 5.50% 3/25/2036 607,428
689,827 Series 2007-1-TA8
(c)
.................................................. 6.35% 1/25/2037 642,776
2,455,809 Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)
(b)
.................... 4.00% 6/26/2036 2,016,216
Banc of America Mortgage Securities, Inc.
740,618 Series 2006-3-1A10 .................................................. 6.00% 10/25/2036 640,718
Barclays Mortgage Loan Trust
943,695 Series 2026-NQM1-A1
(b)(c)
.............................................. 4.84% 12/25/2065 934,499
943,695 Series 2026-NQM1-A3
(b)(c)
.............................................. 5.24% 12/25/2065 937,528
BCAP LLC Trust
7,358,877 Series 2012-RR4-6A2
(b)(d)
............................................... 5.19% 11/26/2035 3,090,478
2,810,518 Series 2013-RR2-6A2
(b)(d)
............................................... 4.59% 6/26/2037 2,169,650
Bear Stearns Adjustable Rate Mortgage Trust
1,643,169 Series 2006-2-2A1
(d)
.................................................. 4.11% 7/25/2036 1,428,485
Bear Stearns Alt-A Trust
1,279,015 Series 2005-10-23A1
(d)
................................................ 4.54% 1/25/2036 1,194,899
5,223,529 Series 2006-3-21A1
(d)
................................................. 4.16% 5/25/2036 3,656,269
1,120,768 Series 2006-4-31A1
(d)
................................................. 4.34% 7/25/2036 623,474
Bear Stearns Asset Backed Securities Trust
269,956 Series 2006-AC5-A1
(c)
................................................. 6.75% 12/25/2036 313,045
2,639,776 Series 2006-AQ1-12A (1 mo. Term SOFR + 0.39%, 0.28% Floor) ................... 4.04% 10/25/2036 2,625,015
492,262 Series 2006-IM1-A1 (1 mo. Term SOFR + 0.57%, 0.46% Floor) .................... 4.22% 4/25/2036 541,336
BRAVO Residential Funding Trust
2,336,781 Series 2024-NQM1-A1
(b)(c)
.............................................. 5.94% 12/1/2063 2,340,913
900,000 Series 2024-NQM7-M1
(b)(d)
.............................................. 6.38% 10/27/2064 905,825
1,000,000 Series 2025-NQM10-M1
(b)(d)
............................................. 5.76% 9/25/2065 994,198
1,902,984 Series 2026-NQM3-A3
(b)(c)
.............................................. 5.34% 11/25/2065 1,886,479
2,000,000 Series 2026-NQM3-M1
(b)(d)
.............................................. 5.63% 11/25/2065 1,967,768
1,000,000 Series 2026-NQM4-M1
(b)(d)
.............................................. 6.03% 3/25/2066 996,837

DoubleLine Selective Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Carrington Mortgage Loan Trust
2,296,255 Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.39%, 0.28% Floor, 14.50% Cap) ......... 4.04% 12/25/2036 2,260,794
Chase Mortgage Finance Corp.
1,557,678 Series 2006-S2-1A9 .................................................. 6.25% 10/25/2036 555,973
3,678,063 Series 2006-S3-1A2 .................................................. 6.00% 11/25/2036 1,438,998
311,858 Series 2007-S3-1A12 ................................................. 6.00% 5/25/2037 131,398
CIM Trust
6,991,850 Series 2023-R2-A1
(b)(d)
................................................. 5.50% 8/25/2064 7,002,750
7,819,557 Series 2023-R4-A1
(b)(d)
................................................. 5.00% 5/25/2062 7,753,850
Citigroup Mortgage Loan Trust, Inc.
285,454 Series 2005-9-21A2 .................................................. 5.50% 11/25/2035 288,995
2,390,478 Series 2007-AHL3-A3A (1 mo. Term SOFR + 0.17%, 0.06% Floor) .................. 3.82% 7/25/2045 1,734,330
426,771 Series 2007-AR8-1A1A
(d)
............................................... 3.60% 8/25/2047 391,628
3,440,473 Series 2009-10-2A2
(b)(d)
................................................ 7.00% 12/25/2035 2,369,973
6,870,173 Series 2019-A-PT1
(b)
.................................................. 3.92% 10/25/2058 5,673,636
6,051,460 Series 2020-RP1-A1
(b)(d)
................................................ 1.50% 8/25/2064 5,388,045
1,040,000 Series 2020-RP1-M1
(b)(d)
............................................... 2.00% 8/25/2064 803,070
874,000 Series 2020-RP1-M2
(b)(d)
............................................... 2.50% 8/25/2064 669,601
738,000 Series 2020-RP1-M3
(b)(d)
............................................... 2.75% 8/25/2064 548,010
1,923,485 Series 2020-RP1-PT5
(b)(d)
............................................... 6.32% 8/25/2064 1,578,756
Citimortgage Alternative Loan Trust
643,556 Series 2006-A1-1A6 .................................................. 6.00% 4/25/2036 610,673
2,700,896 Series 2006-A2-A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap) ............ 4.36% 5/25/2036 2,364,606
2,974,335 Series 2006-A2-A6 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)
(e)(f)
....... 1.64% 5/25/2036 189,105
4,574,075 Series 2007-A5-1A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.10% Cap) ........... 4.26% 5/25/2037 3,928,070
4,574,075 Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)
(e)(f)
...... 1.84% 5/25/2037 336,512
1,399,724 Series 2007-A6-1A4 .................................................. 6.00% 6/25/2037 1,258,760
953,891 Series 2007-A6-1A5 .................................................. 6.00% 6/25/2037 857,847
1,315,688 Series 2007-A8-A1 ................................................... 6.00% 10/25/2037 1,232,730
Countrywide Alternative Loan Trust
1,203,422 Series 2004-27CB-A6 ................................................. 5.50% 12/25/2034 1,059,787
720,242 Series 2005-28CB-2A7 ................................................ 5.75% 8/25/2035 439,923
1,607,680 Series 2005-4-1A3 ................................................... 5.75% 4/25/2035 1,066,973
858,357 Series 2005-46CB-A20 ................................................ 5.50% 10/25/2035 583,539
2,964,374 Series 2005-55CB-2A1 ................................................ 5.50% 11/25/2035 1,557,884
1,761,337 Series 2005-65CB-1A11 ............................................... 6.00% 1/25/2036 1,157,238
123,016 Series 2005-73CB-1A3 ................................................ 6.25% 1/25/2036 121,312
2,411,379 Series 2005-79CB-A1 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap) .......... 4.31% 1/25/2036 1,139,535
2,411,379 Series 2005-79CB-A2 (-1 x 1 mo. Term SOFR + 4.84%, 0.00% Floor, 4.95% Cap)
(e)(f)
..... 1.19% 1/25/2036 147,064
6,259,911 Series 2005-80CB-4A1 ................................................ 6.00% 2/25/2036 2,631,271
1,045,849 Series 2006-14CB-A8 ................................................. 6.00% 6/25/2036 533,945
9,590,968 Series 2006-31CB-A4 ................................................. 6.00% 11/25/2036 5,032,570
2,326,505 Series 2006-41CB-2A12 ............................................... 6.00% 1/25/2037 1,121,183
888,104 Series 2006-41CB-2A15 ............................................... 5.75% 1/25/2037 411,193
2,929,731 Series 2006-46-A6 ................................................... 6.00% 2/25/2047 1,382,359
1,497,345 Series 2006-7CB-2A1 ................................................. 6.50% 5/25/2036 556,886
953,481 Series 2006-8T1-1A4 ................................................. 6.00% 4/25/2036 429,327
909,786 Series 2006-J4-2A13 .................................................. 6.00% 7/25/2036 494,885
2,505,369 Series 2006-J4-2A8 .................................................. 6.00% 7/25/2036 1,362,814
883,055 Series 2006-J6-A5 ................................................... 6.00% 9/25/2036 380,457
751,402 Series 2007-13-A4 ................................................... 6.00% 6/25/2047 368,958
11,341,599 Series 2007-16CB-3A1 ................................................ 6.75% 8/25/2037 2,367,460
3,945,477 Series 2007-2CB-2A9 ................................................. 5.75% 3/25/2037 1,800,708
2,639,222 Series 2007-4CB-1A9 ................................................. 5.75% 4/25/2037 2,187,506
3,147,452 Series 2007-OA8-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor) ................... 4.12% 6/25/2047 2,885,835
Countrywide Asset-Backed Certificates
8,253,894 Series 2005-17-1AF4
(c)
................................................ 6.55% 5/25/2036 6,834,467
9,348,445 Series 2006-25-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor) ..................... 4.14% 6/25/2047 8,453,412
Countrywide Home Loan Mortgage Pass Through Trust
79,689 Series 2006-10-1A11 .................................................. 5.85% 5/25/2036 29,305
1,964,678 Series 2006-13-1A17 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)
(e)(f)
...... 1.89% 9/25/2036 220,329
1,964,678 Series 2006-13-1A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.25% Cap) ............ 4.36% 9/25/2036 630,955
500,800 Series 2006-17-A6 ................................................... 6.00% 12/25/2036 216,993
1,178,750 Series 2006-19-1A7 .................................................. 6.00% 1/25/2037 521,407
1,529,867 Series 2006-9-A2 .................................................... 6.00% 5/25/2036 654,018
4,892,846 Series 2007-15-1A29 ................................................. 6.25% 9/25/2037 2,814,031
4,766,103 Series 2007-21-1A1 .................................................. 6.25% 2/25/2038 1,989,767

DoubleLine Selective Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
432,639 Series 2007-4-1A10 .................................................. 6.00% 5/25/2037 176,311
312,091 Series 2007-8-1A5 ................................................... 5.44% 1/25/2038 118,436
2,590,790 Series 2007-HYB1-2A1
(d)
............................................... 3.90% 3/25/2037 2,212,332
Credit Suisse First Boston Mortgage Securities Corp.
815,899 Series 2005-12-5A1 .................................................. 5.25% 1/25/2036 710,636
804,603 Series 2005-9-3A2 ................................................... 6.00% 10/25/2035 205,820
Credit Suisse Mortgage Capital Certificates
1,275,519 Series 2006-6-1A10 .................................................. 6.00% 7/25/2036 540,919
3,244,594 Series 2006-7-10A1 .................................................. 6.75% 8/25/2036 1,570,497
243,197 Series 2008-2R-1A1
(b)
................................................. 6.00% 7/25/2037 211,159
1,962,356 Series 2009-9R-10A2
(b)
................................................ 5.50% 12/26/2035 1,056,050
3,800,000 Series 2020-AFC1-M1
(b)(d)
.............................................. 2.84% 2/25/2050 3,339,757
10,092,238 Series 2020-RPL1-PT1
(b)(d)
.............................................. 3.28% 10/25/2069 8,162,603
Cross Mortgage Trust
1,400,000 Series 2025-H3-M1
(b)(d)
................................................ 6.85% 4/25/2070 1,418,391
Deephaven Residential Mortgage Trust
239,215 Series 2026-INV1-A2
(b)(c)
............................................... 5.10% 12/25/2070 235,871
478,430 Series 2026-INV1-A3
(b)(c)
............................................... 5.20% 12/25/2070 471,751
Deutsche ALT-A Securities, Inc.
724,852 Series 2005-6-2A1 ................................................... 5.50% 12/25/2035 624,734
151,913 Series 2006-AB4-A1A
(d)
................................................ 6.01% 10/25/2036 132,671
Deutsche Mortgage Securities, Inc.
384,239 Series 2009-RS2-1A2
(b)(d)
............................................... 6.19% 9/26/2036 382,698
Ellington Financial Mortgage Trust
4,735,000 Series 2019-2-B1
(b)(d)
.................................................. 4.07% 11/25/2059 4,314,149
1,000,000 Series 2025-NQM5-M1
(b)(d)
.............................................. 5.77% 11/25/2070 990,298
957,467 Series 2026-NQM3-A3
(b)(c)
.............................................. 5.38% 3/25/2071 948,784
1,000,000 Series 2026-NQM3-M1
(b)(d)
.............................................. 5.70% 3/25/2071 989,373
Fannie Mae Connecticut Avenue Securities
13,186,406 Series 2024-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)
(b)
............... 4.63% 5/25/2044 13,199,342
First Franklin Mortgage Loan Asset Backed Certificates
6,503,275 Series 2006-FF8-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor) .................... 4.14% 7/25/2036 5,610,226
First Horizon Alternative Mortgage Securities
475,123 Series 2005-FA8-1A3 ................................................. 5.50% 11/25/2035 198,251
1,671,538 Series 2007-FA3-A8 .................................................. 6.00% 6/25/2037 490,427
1,780,021 Series 2007-FA4-1A4 ................................................. 6.25% 8/25/2037 544,021
First Horizon Asset Securities, Inc.
120,934 Series 2006-1-1A2 ................................................... 6.00% 5/25/2036 42,451
Freddie Mac Structured Agency Credit Risk Debt Notes
6,250,000 Series 2025-HQA1-M2 (30 day avg SOFR US + 1.65%, 0.00% Floor)
(b)
............... 5.28% 2/25/2045 6,280,159
Freedom Mortgage Parent LLC
10,000,000 Series 2021-GT1-A
(b)(d)
................................................. 3.62% 7/25/2026 9,628,566
Fremont Home Loan Trust
9,087,187 Series 2006-D-2A4 (1 mo. Term SOFR + 0.55%, 0.44% Floor) ..................... 4.20% 11/25/2036 3,152,684
GCAT
5,693,223 Series 2026-NQM2-A3
(b)(c)
.............................................. 5.85% 2/25/2071 5,677,708
Greenpoint Mortgage Funding Trust
2,996,578 Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor) .......... 5.14% 10/25/2045 2,312,712
7,142,354 Series 2007-AR1-1A3 (1 mo. Term SOFR + 0.45%, 0.34% Floor) ................... 4.10% 2/25/2047 6,114,135
GS Mortgage-Backed Securities Trust
1,000,000 Series 2025-NQM5-M1
(b)(d)
.............................................. 5.75% 7/25/2065 985,301
2,479,336 Series 2026-NQM1-A1
(b)(d)
.............................................. 4.87% 3/25/2066 2,447,822
442,739 Series 2026-NQM1-A2
(b)(c)
.............................................. 5.12% 3/25/2066 438,204
885,477 Series 2026-NQM1-A3
(b)(c)
.............................................. 5.23% 3/25/2066 876,427
GSAA Trust
3,910,073 Series 2007-3-1A1A (1 mo. Term SOFR + 0.25%, 0.14% Floor) .................... 3.90% 3/25/2047 2,074,358
GSAMP Trust
6,921,936 Series 2007-NC1-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor) .................... 4.02% 12/25/2046 3,639,095
GSR Mortgage Loan Trust
267,348 Series 2006-2F-3A4 .................................................. 6.00% 2/25/2036 103,770
1,486,070 Series 2006-9F-5A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)
(e)(f)
...... 2.79% 10/25/2036 190,269
1,486,070 Series 2006-9F-5A3 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap) ........... 4.21% 10/25/2036 436,913
695,723 Series 2007-1F-3A14 ................................................. 5.75% 1/25/2037 396,535

DoubleLine Selective Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
1,463,541 Series 2007-2F-3A3 .................................................. 6.00% 3/25/2037 668,876
Harborview Mortgage Loan Trust
2,873,710 Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap) ........ 4.17% 2/19/2046 2,680,785
4,012,560 Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap) ............ 5.76% 10/25/2037 3,360,597
Home Partners of America Trust
3,657,908 Series 2019-2-C
(b)
.................................................... 3.02% 10/19/2039 3,562,264
3,892,366 Series 2019-2-D
(b)
.................................................... 3.12% 10/19/2039 3,783,826
7,326,807 Series 2019-2-E
(b)
.................................................... 3.32% 10/19/2039 7,122,857
HSBC Asset Loan Obligation
1,547,543 Series 2007-1-3A6 ................................................... 6.00% 6/25/2037 627,098
Indymac IMSC Mortgage Loan Trust
3,379,866 Series 2007-AR1-3A1
(d)
................................................ 5.01% 6/25/2037 3,161,900
JP Morgan Alternative Loan Trust
2,127,193 Series 2008-R2-A1
(b)(d)
................................................. 4.90% 11/25/2036 1,053,297
JP Morgan Mortgage Acquisition Corp.
15,518,063 Series 2006-WMC3-A1MZ (1 mo. Term SOFR + 0.47%, 0.36% Floor) ................ 4.12% 8/25/2036 10,208,680
JP Morgan Mortgage Trust
349,608 Series 2005-S3-1A1 .................................................. 6.50% 1/25/2036 182,696
869,153 Series 2006-A5-3A2
(d)
................................................. 4.65% 8/25/2036 666,058
1,863,783 Series 2007-S1-2A8 .................................................. 5.75% 3/25/2037 640,193
7,966,814 Series 2025-NQM1-A1
(b)(c)
.............................................. 5.59% 6/25/2065 7,964,421
1,500,000 Series 2025-NQM4-M1A
(b)(d)
............................................. 5.64% 3/25/2066 1,476,847
3,200,000 Series 2025-NQM5-M1A
(b)(d)
............................................. 5.67% 5/25/2066 3,155,987
3,000,000 Series 2026-NQX2-A2
(b)(c)
.............................................. 5.83% 10/25/2066 3,013,554
2,000,000 Series 2026-NQX2-M1
(b)(d)
.............................................. 6.35% 10/25/2066 2,018,134
Lavender Trust/US
873,937 Series 2010-R11A-A4
(b)(d)
............................................... 3.13% 10/26/2036 307,584
Legacy Mortgage Asset Trust
9,242,929 Series 2019-RPL3-PT1
(b)
............................................... 0.00% 6/25/2058 8,134,708
Lehman Brothers Holdings, Inc.
1,172,351 Series 2007-1-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)
(b)
.................... 3.96% 6/25/2037 772,306
4,572,442 Series 2007-1-2A3 (1 mo. Term SOFR + 0.34%, 0.23% Floor)
(b)
.................... 3.99% 6/25/2037 3,011,215
Lehman Mortgage Trust
579,944 Series 2007-1-1A2 ................................................... 5.75% 2/25/2037 573,027
Lehman XS Trust
1,221,701 Series 2006-17-1A4A (1 mo. Term SOFR + 0.45%, 0.34% Floor) ................... 4.10% 8/25/2046 1,180,687
1,149,575 Series 2006-9-A1C (1 mo. Term SOFR + 0.63%, 0.52% Floor) ..................... 4.28% 5/25/2046 1,085,819
Long Beach Mortgage Loan Trust
6,249,358 Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor) ..................... 4.34% 3/25/2046 2,007,100
MASTR Adjustable Rate Mortgages Trust
4,514,415 Series 2005-6-3A2
(d)
.................................................. 3.59% 7/25/2035 1,460,484
MASTR Alternative Loans Trust
736,856 Series 2004-10-5A5 .................................................. 5.75% 9/25/2034 729,942
MASTR Asset Backed Securities Trust
14,745,722 Series 2006-WMC3-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor) .................. 4.03% 8/25/2036 5,330,071
Merrill Lynch Alternative Note Asset
1,318,074 Series 2007-F1-2A6 .................................................. 6.00% 3/25/2037 392,433
Merrill Lynch Mortgage Investors, Inc.
975,908 Series 2006-AF1-AF3B ................................................ 6.25% 8/25/2036 335,123
MFRA Trust
4,600,000 Series 2021-NQM2-M1
(b)(d)
.............................................. 2.37% 11/25/2064 3,686,789
1,000,000 Series 2023-NQM3-M1
(b)(d)
.............................................. 7.45% 7/25/2068 999,272
3,089,415 Series 2025-NQM3-A3
(b)(c)
.............................................. 5.72% 8/25/2070 3,079,760
2,918,884 Series 2026-NQM1-A3
(b)(c)
.............................................. 5.41% 2/25/2071 2,911,400
2,000,000 Series 2026-NQM1-M1
(b)(d)
.............................................. 5.59% 2/25/2071 1,994,358
Morgan Stanley Mortgage Loan Trust
3,245,945 Series 2005-10-4A1 .................................................. 5.50% 12/25/2035 1,744,869
Morgan Stanley Residential Mortgage Loan Trust
1,500,000 Series 2025-NQM2-M1
(b)(d)
.............................................. 6.52% 1/25/2070 1,506,634
2,000,000 Series 2026-NQM2-M1
(b)(d)
.............................................. 5.48% 1/26/2071 1,960,156
New Residential Mortgage Loan Trust
2,300,000 Series 2019-NQM4-B1
(b)(d)
.............................................. 3.74% 9/25/2059 2,049,001

DoubleLine Selective Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
1,697,132 Series 2025-NQM6-A3
(b)(c)
.............................................. 5.34% 10/25/2065 1,681,340
2,083,000 Series 2025-NQM6-M1
(b)(d)
.............................................. 5.81% 10/25/2065 2,066,117
4,181,921 Series 2026-NQM1-A1
(b)(d)
.............................................. 4.82% 11/25/2065 4,133,063
929,316 Series 2026-NQM1-A2
(b)(c)
.............................................. 5.08% 11/25/2065 918,262
929,316 Series 2026-NQM1-A3
(b)(c)
.............................................. 5.18% 11/25/2065 917,261
NMLT Trust
4,500,000 Series 2021-INV2-B1
(b)(d)
............................................... 3.32% 8/25/2056 3,505,515
Nomura Asset Acceptance Corp.
2,966,435 Series 2006-AP1-A2
(d)
................................................. 5.52% 1/25/2036 883,657
562,360 Series 2007-1-1A1A
(c)
................................................. 6.50% 3/25/2047 515,723
NYMT Loan Trust
1,375,920 Series 2026-INV1-A1
(b)(d)
............................................... 4.77% 2/25/2061 1,357,733
491,400 Series 2026-INV1-A2
(b)(c)
............................................... 5.05% 2/25/2061 485,312
491,400 Series 2026-INV1-A3
(b)(c)
............................................... 5.20% 2/25/2061 485,155
2,000,000 Series 2026-INV1-M1
(b)(d)
............................................... 5.77% 2/25/2061 1,969,735
Oceanview Mortgage Loan Trust
3,767,823 Series 2026-1-A
(b)(d)
................................................... 5.10% 8/25/2055 3,706,900
Onslow Bay Mortgage Loan Trust
4,005,856 Series 2025-NQM2-A1
(b)(c)
.............................................. 5.60% 11/25/2064 4,016,534
3,390,497 Series 2025-NQM6-A1
(b)(c)
.............................................. 5.60% 3/25/2065 3,400,374
7,104,550 Series 2025-NQM7-A1
(b)(c)
.............................................. 5.56% 5/25/2055 7,119,359
7,318,170 Series 2025-NQM8-A1
(b)(c)
.............................................. 5.47% 3/25/2065 7,325,606
927,752 Series 2025-R1-A3
(b)(c)
................................................. 5.19% 9/25/2062 915,558
1,350,000 Series 2025-R1-M1
(b)(d)
................................................ 5.75% 9/25/2062 1,338,272
954,690 Series 2026-NQM2-A1
(b)(d)
.............................................. 4.82% 12/1/2065 947,871
9,591,016 Series 2026-NQM5-A1
(b)(d)
.............................................. 5.32% 1/25/2066 9,577,656
Opteum Mortgage Acceptance Corp.
5,869,501 Series 2006-2-A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor) ..................... 4.30% 7/25/2036 1,855,862
PR Mortgage Loan Trust
247,983 Series 2014-1-APT
(b)(d)
................................................. 5.85% 10/25/2049 231,781
Pretium Mortgage Credit Partners LLC
5,219,471 Series 2025-NPL7-A1
(b)(c)
............................................... 5.66% 7/25/2055 5,226,307
PRKCM Trust
4,923,837 Series 2026-AFC2-A1
(b)(d)
............................................... 5.37% 4/25/2061 4,911,790
Progress Residential Trust
10,000,000 Series 2025-SFR4-A
(b)
................................................. 4.30% 8/17/2042 9,751,561
10,000,000 Series 2025-SFR4-B
(b)
................................................. 4.70% 8/17/2042 9,741,266
12,650,000 Series 2025-SFR4-C
(b)
................................................. 5.05% 8/17/2042 12,374,208
6,989,107 Series 2025-SFR5-C
(b)
................................................. 4.00% 10/17/2042 6,547,605
PRPM LLC
1,161,216 Series 2024-7-A1
(b)(c)
.................................................. 5.87% 11/25/2029 1,162,799
1,000,000 Series 2024-NQM4-M1A
(b)(d)
............................................. 6.52% 12/26/2069 1,006,195
6,440,514 Series 2025-3-A1
(b)(c)
.................................................. 6.26% 5/25/2030 6,443,047
8,684,837 Series 2025-4-A1
(b)(c)
.................................................. 6.18% 6/25/2030 8,667,922
1,191,391 Series 2025-5-A1
(b)(c)
.................................................. 5.73% 7/25/2030 1,187,783
9,513,459 Series 2025-6-A1
(b)(c)
.................................................. 5.77% 8/25/2028 9,489,482
8,881,130 Series 2025-NQM2-A1
(b)(c)
.............................................. 5.69% 4/25/2070 8,899,558
1,163,337 Series 2025-NQM5-A1
(b)(d)
.............................................. 5.18% 10/25/2070 1,156,160
1,092,711 Series 2025-NQM5-A2
(b)(c)
.............................................. 5.33% 10/25/2070 1,084,774
894,931 Series 2025-NQM5-A3
(b)(c)
.............................................. 5.43% 10/25/2070 887,774
1,000,000 Series 2025-NQM5-B1
(b)(d)
.............................................. 6.90% 10/25/2070 994,292
1,000,000 Series 2025-NQM5-M1
(b)(d)
.............................................. 5.90% 10/25/2070 991,197
1,902,847 Series 2026-NQM1-A3
(b)(c)
.............................................. 5.44% 2/25/2071 1,882,636
2,000,000 Series 2026-NQM1-M1
(b)(d)
.............................................. 5.72% 2/25/2071 1,969,564
RALI Trust
856,417 Series 2005-QS12-A3 ................................................. 5.50% 8/25/2035 752,450
615,358 Series 2005-QS13-1A6 ................................................ 5.50% 9/25/2035 486,933
308,752 Series 2006-QS12-1A1 ................................................ 6.50% 9/25/2036 114,682
1,240,806 Series 2006-QS12-2A12 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 7.50% Cap) ........ 3.96% 9/25/2036 909,622
1,240,806 Series 2006-QS12-2A13
(f)(g)
............................................. 3.66% 9/25/2036 164,689
1,709,836 Series 2006-QS18-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.25% Cap) ......... 4.36% 12/25/2036 1,519,620
1,299,714 Series 2006-QS18-1A4 ................................................ 6.25% 12/25/2036 1,232,754
1,472,162 Series 2006-QS3-1A14 ................................................ 6.00% 3/25/2036 1,334,027
469,377 Series 2006-QS7-A2 .................................................. 6.00% 6/25/2036 374,369
481,151 Series 2007-QS11-A1 ................................................. 7.00% 10/25/2037 384,722

DoubleLine Selective Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
3,576,025 Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)
(e)(f)
..... 1.69% 1/25/2037 256,666
3,763,855 Series 2007-QS1-1A5 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap) .......... 4.31% 1/25/2037 2,866,310
256,944 Series 2007-QS5-A1 .................................................. 5.50% 3/25/2037 213,115
RBSGC Mortgage Pass Through Certificates
354,988 Series 2007-A-2A4 ................................................... 6.25% 1/25/2037 325,990
Renaissance NIM Trust
15,336,140 Series 2006-2-AF2
(c)
.................................................. 5.76% 8/25/2036 4,974,243
9,024,934 Series 2006-3-AF4
(c)
.................................................. 5.81% 11/25/2036 2,788,855
Residential Asset Securitization Trust
4,189,720 Series 2006-A12-A1 .................................................. 6.25% 11/25/2036 1,382,563
933,628 Series 2006-A8-1A1 .................................................. 6.00% 8/25/2036 639,166
Santander Mortgage Asset Receivable Trust
4,097,650 Series 2025-NQM5-M1
(b)(d)
.............................................. 6.04% 8/25/2065 4,075,485
Securitized Asset Backed Receivables LLC
7,081,479 Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor) .................... 4.30% 3/25/2036 6,660,662
Sequoia Mortgage Trust
133,244 Series 2013-9-AP
(b)(h)
.................................................. 0.00% 7/25/2043 94,637
SGR Residential Mortgage Trust
1,000,000 Series 2026-1-M1
(b)(d)
.................................................. 5.54% 1/25/2066 985,096
Starwood Mortgage Residential Trust
290,694 Series 2020-3-A1
(b)(d)
.................................................. 1.49% 4/25/2065 287,043
Structured Adjustable Rate Mortgage Loan Trust
1,891,373 Series 2005-17-5A1
(d)
................................................. 4.60% 8/25/2035 926,462
835,233 Series 2005-22-4A1
(d)
................................................. 5.20% 12/25/2035 776,319
602,584 Series 2008-1-A2
(d)
................................................... 4.34% 10/25/2037 488,410
Structured Asset Mortgage Investments, Inc.
1,783,506 Series 2006-AR6-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap) ......... 4.12% 7/25/2046 1,603,199
1,820,217 Series 2006-AR6-1A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap) ......... 4.14% 7/25/2046 1,499,613
3,422,156 Series 2006-AR7-A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap) ......... 4.18% 8/25/2036 2,884,226
3,062,250 Series 2007-AR3-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap) ......... 4.14% 9/25/2047 2,867,661
Structured Asset Securities Corp.
4,500,000 Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor) .................... 4.26% 11/25/2037 3,731,214
10,279,258 Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)
(b)
................... 3.95% 3/25/2037 8,593,390
TBW Mortgage Backed Pass Through Certificates
3,746,021 Series 2007-1-A7A
(c)
.................................................. 6.61% 3/25/2037 2,921,633
Tricon Residential Trust
15,513,604 Series 2025-SFR2-A
(b)
................................................. 5.20% 8/17/2044 15,412,174
Velocity Commercial Capital Loan Trust
496,804 Series 2019-1-M6
(b)(d)
.................................................. 6.79% 3/25/2049 429,639
259,868 Series 2019-2-M5
(b)(d)
.................................................. 4.93% 7/25/2049 225,554
941,950 Series 2019-2-M6
(b)(d)
.................................................. 6.30% 7/25/2049 811,941
653,941 Series 2020-1-M6
(b)(d)
.................................................. 5.69% 2/25/2050 532,615
1,250,542 Series 2021-1-M3
(b)(d)
.................................................. 2.57% 5/25/2051 978,563
2,857,085 Series 2021-1-M4
(b)(d)
.................................................. 2.85% 5/25/2051 2,190,955
2,793,355 Series 2021-2-M4
(b)(d)
.................................................. 3.08% 8/25/2051 2,135,768
7,463,303 Series 2025-1-A
(b)(d)
................................................... 6.03% 2/25/2055 7,513,144
7,440,603 Series 2025-3-A
(b)(d)
................................................... 5.87% 6/25/2055 7,462,315
7,554,080 Series 2025-5-A
(b)(d)
................................................... 5.32% 12/25/2055 7,488,098
Vericrest Opportunity Loan Transferee
2,882,145 Series 2021-NP12-A1
(b)(c)
............................................... 6.73% 12/26/2051 2,886,448
Verus Securitization Trust
6,685,000 Series 2021-6-B1
(b)(d)
.................................................. 4.05% 10/25/2066 5,428,404
2,073,000 Series 2021-R2-B1
(b)(d)
................................................. 3.25% 2/25/2064 1,777,265
4,924,555 Series 2024-9-A1
(b)(d)
.................................................. 5.44% 11/25/2069 4,933,609
775,438 Series 2025-10-A3
(b)(c)
................................................. 5.37% 6/25/2070 771,412
8,020,014 Series 2025-4-A1
(b)(c)
.................................................. 5.45% 5/25/2070 8,038,197
2,036,000 Series 2025-5-M1
(b)(d)
.................................................. 6.01% 6/25/2070 2,031,981
714,302 Series 2025-R1-A3
(b)(c)
................................................. 5.77% 5/25/2065 715,008
2,000,000 Series 2026-3-M1
(b)(d)
.................................................. 5.55% 3/25/2071 1,966,305
465,370 Series 2026-R1-A1
(b)(d)
................................................. 4.83% 10/25/2067 459,758
232,686 Series 2026-R1-A2
(b)(c)
................................................. 5.03% 10/25/2067 229,248
232,686 Series 2026-R1-A3
(b)(c)
................................................. 5.19% 10/25/2067 229,255
1,246,000 Series 2026-R2-M1
(b)(d)
................................................ 5.50% 10/25/2067 1,223,742
2,847,689 Series 2026-R3-A1
(b)(d)
................................................. 5.19% 2/27/2068 2,837,485

DoubleLine Selective Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
3,000,000 Series 2026-R3-M1
(b)(d)
................................................ 6.03% 2/27/2068 2,990,313
WaMu Mortgage Pass Through Certificates
4,452,857 Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor) .......... 4.70% 9/25/2046 3,777,244
6,914,392 Series 2006-AR18-1A1
(d)
............................................... 3.48% 1/25/2037 6,082,248
5,468,393 Series 2007-HY7-3A1
(d)
................................................ 4.04% 7/25/2037 5,120,654
Washington Mutual Alternative Mortgage Pass-Through Certificates
1,562,021 Series 2005-10-2A8 .................................................. 6.00% 11/25/2035 1,534,581
2,134,324 Series 2006-5-2CB6 .................................................. 6.00% 7/25/2036 1,531,929
1,486,691 Series 2007-2-1A6 ................................................... 6.00% 4/25/2037 1,249,845
88,148 Series 2007-4-1A1 ................................................... 5.50% 6/25/2037 85,555
Wells Fargo Mortgage Backed Securities Trust
237,020 Series 2006-AR4-2A1
(d)
................................................ 5.70% 4/25/2036 236,821
1,424,342 Series 2007-7-A1 .................................................... 6.00% 6/25/2037 1,317,799
Woodward Capital Management
1,000,000 Series 2026-CES6-A1A
(b)(c)
.............................................. 5.32% 6/25/2056 1,002,036
Total Non-Agency Residential Collateralized Mortgage Obligations
(Cost $837,718,548) 707,473,501
SHARES
SHORT TERM INVESTMENTS - 2.0%
4,901,343
BNY Dreyfus Government Cash Management - Institutional
(i)
...................... 3.54% 4,901,343
4,757,185
MSILF Government Portfolio - Institutional
(i)
.................................. 3.56% 4,757,185
4,757,185
Northern Institutional Funds -Treasury Portfolio - SHR
(i)
.......................... 3.56% 4,757,185
Total Short Term Investments
(Cost $14,415,713) 14,415,713
Total Investments - 100.6%
(j)
(Cost $852,483,386) 722,024,314
Other Liabilities in Excess of Assets - (0.6)% (4,013,027)
NET ASSETS - 100.0%
$718,011,287
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 469,843,031 or 65.44% of the Fund’s net assets.
(c) Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(e) Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(f) Interest only security
(g) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(h) Principal only security
(i) Seven-day yield as of period end.
(j) 100.0% of the total investments are based in the United States.
MSILF Morgan Stanley Institutional Liquidity Funds
SOFR Secured Overnight Financing Rate